(Loss) Income Per Common Share - Basic and Diluted (Loss) Income Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended					10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]		Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member] Preferred shares [Member]	Mar. 31, 2013 Successor [Member] Preferred shares [Member]	Dec. 31, 2012 Successor [Member] Preferred shares [Member]	Mar. 31, 2013 Successor [Member] Vested stock options [Member]	Dec. 31, 2012 Successor [Member] Vested stock options [Member]	Mar. 31, 2013 Successor [Member] Unvested stock options [Member]	Dec. 31, 2012 Successor [Member] Unvested stock options [Member]	Mar. 31, 2012 Successor [Member] Warrants [Member]	Mar. 31, 2013 Successor [Member] Warrants [Member]	Dec. 31, 2012 Successor [Member] Warrants [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic weighted average number of common shares outstanding	92,368,169	120,300,654					103,037,842											1,000	1,000		1,000
Effect of dilutive securities:
Preferred shares, stock options, and warrants	[1]		[1]				[1]											[1]		[1]		[1]
Diluted average shares outstanding	92,368,169	120,300,654					103,037,842											1,000	1,000		1,000
Net (loss) income available to common stockholders	$ (5,351)	$ (3,522)		$ (2,194)	$ (1,507)	$ (2,550)	$ (11,602)											$ 228,383	$ (193,330)		$ (136,786)
Basic (loss) income per common share	$ (0.06)	$ (0.03)					$ (0.11)											$ 228,383.00	$ (193,330.00)		$ (136,786.00)
Dilutive (loss) income per common share	$ (0.06)	$ (0.03)					$ (0.11)											$ 228,383.00	$ (193,330.00)		$ (136,786.00)
Antidilutive securities not included in the calculation of diluted (loss) income per common share (weighted average):
Antidilutive securities not included in the calculation of diluted (loss) income per common share (weighted average)								64,831,831	77,005,744	68,002,529	3,171,535	3,171,535	1,585,767	1,585,767	15,737,294	15,737,294	15,737,294

[1]	For periods with a net loss, all potentially dilutive shares related to the preferred shares, options to acquire common stock, and warrants were excluded from the diluted loss per common share calculations because the effect of their inclusion would be antidilutive, or would decrease the reported loss per common share.